UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23723

Strategic Trust
(Exact name of registrant as specified in charter)

7887 East Belleview Avenue, Suite 1100

Denver, CO 80111
(Address of principal executive offices) (Zip code)

Kevin Kelly

7887 East Belleview Avenue, Suite 1100

Denver, CO 80111
(Name and address of agent for service)

(800) 658-1070

Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2024

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

(a)

Running Oak Efficient Growth ETF (RUNN)

Semi-Annual Report

February 29, 2024

(Unaudited)

This report is submitted for the general information of shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Running Oak Efficient Growth ETF

TABLE OF CONTENTS

Shareholder Letter	2
Expense Example	3
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	20
Privacy Policy	23

www.RunningOakETFs.com

Dear Shareholder,

We are pleased to provide the semi-annual shareholder report for the Running Oak Efficient Growth ETF (the “Fund”), covering the six months ended February 29, 2024 (the “Reporting Period”).

While the Reporting Period began in a downturn amid an uncertain environment, financial markets rebounded and were quite robust. There were numerous reasons for this: 1) Corporate earnings have been resilient. 2) Investors expressed enthusiasm for easing inflation data and are betting on rate cuts throughout 2024. This combined with strong jobs numbers and other economic data has given many investors high hopes of the “soft landing” or “no landing” conclusion to the rate hiking cycle of the last two years. 3) Optimism remains high that advances in artificial intelligence (AI) will translate into broad productivity gains for the U.S. economy as well as stock-specific success for companies that benefit directly from greater focus on AI.

Despite a couple of brief periods of modest broadening, U.S. equity markets have remained quite concentrated by historical standards in a handful of stocks. We feel it is unlikely this remains sustainable for an extended period of time. We constantly remind our clients of this and encourage them to consider investment opportunities that are trading at historic discounts rather than historic premiums, if for no other reason than to diversify away from stocks that have benefitted from recent price momentum. Such opportunities may currently be found in high quality, non-mega cap stocks.

While uncertain broad economic factors will likely drive markets in the short term, rather than trying to predict outcomes of such factors, we remain focused on longer-term investment outcomes grounded in persisting investment principles.

We are grateful to have you as shareholders. We believe the Fund provides a straightforward, common sense approach to equity investing that is particularly compelling and currently quite timely. We encourage you to talk with your financial advisor for further insight about investing in today’s markets. Please do not hesitate to reach out to us with any questions.

Sincerely,

Seth Cogswell
Managing Partner, Running Oak Capital

Running Oak Efficient Growth ETF

Expense Example

February 29, 2024 (Unaudited)

As a shareholder of the Running Oak Efficient Growth ETF (the “Fund”), you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including advisory fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from September 1, 2023 to February 29, 2024.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2023	Ending Account Value 2/29/2024	Annualized Expense Ratio (a)	Expenses Paid During the Period
Running Oak Efficient Growth ETF
Actual Fund Return	$1,000.00	$1,147.20	0.58%	$3.10
Hypothetical 5% Return	$1,000.00	$1,021.98	0.58%	$2.92

(a)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (the number of days in the more recent fiscal half-year divided by the number of days in the fiscal year). Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements.

Running Oak Efficient Growth ETF

Schedule of Investments

February 29, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.5%
Consumer Discretionary Products — 2.0%
Deckers Outdoor Corp.(a)	2,967	$2,657,216

Consumer Discretionary Services — 3.7%
Darden Restaurants, Inc.	12,858	2,194,989
Texas Roadhouse, Inc.	18,192	2,717,339
		4,912,328

Financial Services — 1.9%
Intercontinental Exchange, Inc.	18,055	2,499,173

Health Care — 15.4%
Becton Dickinson & Co.	8,544	2,012,539
Boston Scientific Corp.(a)	37,282	2,468,441
Centene Corp.(a)	27,423	2,150,786
ICON PLC(a)	7,461	2,392,146
IQVIA Holdings, Inc.(a)	9,735	2,406,103
Medtronic PLC	27,069	2,256,472
STERIS PLC	10,073	2,346,102
Stryker Corp.	7,017	2,449,424
UnitedHealth Group, Inc.	3,710	1,831,256
		20,313,269

Industrial Products — 19.7%
AMETEK, Inc.	13,065	2,354,052
Amphenol Corp. - Class A	22,546	2,462,925
Eaton Corp. PLC	8,936	2,582,504
Franklin Electric Co, Inc.	22,358	2,324,338
General Dynamics Corp.	8,160	2,229,720
Graco, Inc.	25,180	2,297,927
Honeywell International, Inc.	10,581	2,102,762
Ingersoll Rand, Inc.	26,554	2,425,177
ITT, Inc.	18,714	2,360,584
Parker-Hannifin Corp.	4,681	2,506,441
Toro Company (The)	23,073	2,129,869
		25,776,299

Industrial Services — 14.7%
EMCOR Group, Inc.	9,387	2,943,012
Jacobs Solutions, Inc.	15,829	2,321,323
JB Hunt Transport Services, Inc.	10,989	2,267,141
Norfolk Southern Corp.	9,628	2,439,543
RB Global, Inc.	33,646	2,554,068
Republic Services, Inc.	12,672	2,326,579
Watsco, Inc.	5,235	2,063,218
WW Grainger, Inc.	2,485	2,419,048
		19,333,932

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

Schedule of Investments (continued)

February 29, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.5% (continued)
Insurance — 6.7%
Arthur J Gallagher & Co.	8,338	$2,033,888
Brown & Brown, Inc.	27,761	2,337,754
Marsh & McLennan Cos, Inc.	10,256	2,074,481
Primerica, Inc.	9,746	2,390,304
		8,836,427

Materials — 5.0%
Air Products and Chemicals, Inc.	7,312	1,711,300
Avery Dennison Corp.	10,600	2,295,218
Carlisle Cos., Inc.	7,139	2,498,650
		6,505,168

Media — 1.6%
Alphabet, Inc. - Class C(a)	15,122	2,113,753

Retail & Wholesale - Discretionary — 5.5%
TJX Companies, Inc. (The)	22,411	2,221,827
Tractor Supply Co.	9,621	2,446,813
Ulta Beauty, Inc.(a)	4,770	2,616,630
		7,285,270

Software & Tech Services — 19.0%
Accenture PLC - Class A	6,129	2,297,027
Amdocs Ltd.	24,601	2,243,611
Automatic Data Processing, Inc.	8,760	2,199,899
Broadridge Financial Solutions, Inc.	11,119	2,263,606
CACI International, Inc. - Class A(a)	6,250	2,342,813
FactSet Research Systems, Inc.	4,516	2,089,011
Fiserv, Inc.(a)	15,996	2,387,723
Genpact Ltd.	59,837	2,034,458
Leidos Holdings, Inc.	19,111	2,443,531
SS&C Technologies Holdings, Inc.	36,389	2,320,163
Visa, Inc. - Class A	8,043	2,273,274
		24,895,116

Tech Hardware & Semiconductors — 3.3%
Analog Devices, Inc.	11,100	2,129,202
Teledyne Technologies, Inc.(a)	5,073	2,167,541
		4,296,743
TOTAL COMMON STOCKS
(Cost $116,259,193)		129,424,694

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

Schedule of Investments (continued)

February 29, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
First American Government Obligations Fund - Class X, 5.23%(b)	946,754	$946,754
First American Treasury Obligations Fund - Class X, 5.23%(b)	946,754	946,754

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,893,508)		1,893,508

TOTAL INVESTMENTS — 99.9%
(Cost $118,152,701)		131,318,202

Other Assets in Excess of Liabilities — 0.1%		72,829

TOTAL NET ASSETS — 100.0%		$131,391,031

PORTFOLIO DIVERSIFICATION

Sectors	Percentage
Industrial Products	19.7
Software & Tech Services	19.0
Health Care	15.4
Industrial Services	14.7
Insurance	6.7
Retail & Wholesale - Discretionary	5.5
Materials	5.0
Consumer Discretionary Services	3.7
Tech Hardware & Semiconductors	3.3
Consumer Discretionary Products	2.0
Financial Services	1.9
Media	1.6
Total Common Stocks	98.5
Total Money Market Funds	1.4
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Total Net Assets	100.0%

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day effective yield as of February 29, 2024.

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

Statement of Assets and Liabilities

February 29, 2024 (Unaudited)

ASSETS:
Investments at cost	$118,152,701
Investments at value	$131,318,202
Receivable for investments sold	1,515,975
Interest and dividends receivable	95,357
Total assets	132,929,534

LIABILITIES:
Payable for investments purchased	1,486,251
Payable to Adviser, net (See Note 5)	52,252
Total liabilities	1,538,503
Net Assets	$131,391,031

NET ASSETS CONSIST OF:
Paid in capital	$117,357,830
Total accumulated gains	14,033,201
Net Assets	$131,391,031

Shares issued and outstanding, $0 par value, unlimited shares authorized	4,331,000

Net Asset Value, Redemption Price and Offering Price Per Share	$30.34

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

Statement of Operations

For the Six Months Ended February 29, 2024 (Unaudited)
INVESTMENT INCOME:
Dividend income	$438,128
Interest income	28,733
Foreign withholding tax	(2,003)
Total investment income	464,858

EXPENSES:
Investment advisory fees (See Note 5)	213,742
Total net expenses	213,742
Net Investment Income	251,116

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(365,835)
In-kind redemptions	947,073
Change in net unrealized appreciation/depreciation on:
Investments	12,825,896
Net Realized and Unrealized Gain on Investments	13,407,134
Net Increase in Net Assets Resulting from Operations	$13,658,250

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2024 (Unaudited)	For the Period June 7, 2023(1) through August 31, 2023
OPERATIONS:
Net investment gain	$251,116	$43,005
Net realized gain (loss) on:
Investments	(365,835)	(11,169)
In-kind redemptions	947,073	90,147
Change in net unrealized appreciation/depreciation on:
Investments	12,825,896	339,605
Net increase in net assets resulting from operations	13,658,250	461,588

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(221,870)	—
From return of capital	(24,363)	—
Net decrease in net assets resulting from distributions paid	(246,233)	—

CAPITAL SHARE TRANSACTIONS:
Shares sold	79,578,253	50,780,476
Shares redeemed	(10,846,775)	(1,994,528)
Net increase in net assets resulting from capital share transactions	68,731,478	48,785,948

Total Increase in Net Assets	82,143,495	49,247,536

NET ASSETS:
Beginning of Period	49,247,536	—
End of Period	$131,391,031	$49,247,536

TRANSACTIONS IN SHARES:
Shares sold	2,875,000	1,931,000
Shares redeemed	(400,000)	(75,000)
Net increase in shares outstanding	2,475,000	1,856,000

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

Financial Highlights

Selected Data and Ratios (for a share outstanding throughout the periods)

	Six Months Ended February 29, 2024 (Unaudited)		Period Ended August 31, 2023(1)
Net Asset Value, Beginning of Period	$26.53		$25.23

GAIN FROM INVESTMENT OPERATIONS:
Net investment gain(2)	0.09		0.05
Net realized and unrealized gain on investments	3.81		1.25
Total Gain from Investment Operations	3.90		1.30

LESS DISTRIBUTIONS:
From net investment income	(0.08)		—
From net realized gain on investments	(0.01)		—
Total Distributions	(0.09)		0.00

Net Asset Value, End of Period	$30.34		$26.53

Total Return
Net Asset Value(3)	14.72	%(5)	5.18	%(5)
Market Value(4)	14.77	%(5)	5.25	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$131,391		$49,248
Ratio of expenses to average net assets	0.58	%(6)	0.58	%(6)
Ratio of net investment income to average net assets	0.68	%(6)	0.78	%(6)
Portfolio turnover rate(7)	4	%(5)	6	%(5)

(1)	Commencement of investment operations on June 7, 2023.

(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the Nasdaq Stock Market LLC. Market value returns may vary from net asset value returns.

(5)	Not annualized.

(6)	Annualized.

(7)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

Notes to Financial Statements

February 29, 2024 (Unaudited)

1. Organization

Running Oak Efficient Growth ETF (the “Fund”) is a non-diversified series of Strategic Trust (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Running Oak Capital, LLC (the “Adviser”) serves as the investment adviser to the Fund. The inception date of the Fund was June 7, 2023. The Fund is in an actively managed exchanged-traded fund (“ETF”). The offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The investment objective of the Fund is to seek long-term growth of capital.

2. Share Transactions

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges. The Shares of the Fund are listed and traded on the Nasdaq Stock Market LLC. The market price of the Fund may be different from its net asset value (“NAV”).

The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 Shares, called “Creation Units”. Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company and, in each case, must have executed a Participant Agreement with the Fund’s distributor, Foreside Fund Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units, therefore they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee, or redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units or with the redemption of Creation Units. The standard fixed creation and redemption transaction fees for the Fund is $300.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases or redemptions, non-standard orders, or partial cash purchase or redemptions (when cash redemptions are available) of Creation Units.

3. In-Kind Contributions

As part of the Fund’s commencement of operations on June 7, 2023, certain securities of accounts managed by the Adviser were exchanged, at fair value, as in-kind transfers to the Running Oak Efficient Growth ETF. The securities were recorded at their current value to align the Fund’s performance with ongoing financial reporting. The in-kind transfers were not taxable events under relevant provisions of the Internal Revenue Code, and therefore the historical cost basis of those investments was carried forward. The total fair value of the in-kind transfers, included in proceeds from shares issued on the accompanying Statement of Changes in Net Assets, was $2,038,436 (not including any cash balances transferred). The historical cost of the contributed investments was $1,911,592, which was carried forward to align the ongoing reporting of realized and unrealized gains and losses for tax purposes.

As a result of the in-kind contribution, the Fund issued 81,000 shares at $25.23 per share net asset value.

4. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS

February 29, 2024 (Unaudited) (Continued)

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

(a) Investment Valuation

The NAV per share of the Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The Fund’s NAV per share is computed by dividing the Fund’s net assets by the number of shares outstanding. When calculating the NAV of the Fund’s shares, securities held by the Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

The Board of Trustees (the ”Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”), which will be used for determining fair value of any Fund investments for which market quotations are not readily available. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures. The Board has designated the Adviser as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. The Adviser may consult with representatives from outside legal counsel or other third-party consultants in their discussions and deliberations. Fair valuations may be used in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS

February 29, 2024 (Unaudited) (Continued)

The following is a summary of inputs used to value the Fund’s investments as of February 29, 2024:

Running Oak Efficient Growth ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$129,424,694	$—	$—	$129,424,694
Money Market Funds	1,893,508	—	—	1,893,508
Total	$131,318,202	$—	$—	$131,318,202

(a)	See the Fund’s Schedule of Investments for sector classifications.

During the six months ended February 29, 2024, there were no transfers into or out of any levels in the Fund.

(b) Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities, income and expense are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments shown in the Statement of Operations. For securities which are subject to foreign withholding tax upon disposition, realized and unrealized gain or loss on such securities are recorded net of foreign withholding tax.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management evaluates the Fund’s tax position to determine if the tax position taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed the Fund’s tax position taken on federal, state and local income tax returns for all open tax years, and has concluded that no provisions for federal, state and local income tax are required in any of the Fund’s financial statements. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

(d) Foreign Taxes

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS

February 29, 2024 (Unaudited) (Continued)

(e) Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recognized on a daily accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method.

(f) Distribution of Income and Gains

Distributions to shareholders from net investment income, if any, are declared and paid annually. Distributions from net realized gains, if any, are declared and paid at least annually for the Fund. All short-term capital gains are included in ordinary income for tax purposes. Distributions are recorded on the ex-dividend date.

(g) Organizational and Offering Costs

The Adviser has agreed to bear all organizational and offering costs for the Fund, and these costs will not be subject to future recoupment.

(h) Reclassification of Capital Accounts

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. See Note 8 for a summary of reclassifications made for the period ended August 31, 2023.

5. Investment Advisory and Other Agreements

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides management services to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. For its services, the Fund pays the Adviser an advisory fee, based on the average daily net assets of the Fund at the following annual rates:

Fund	Advisory Fee
Running Oak Efficient Growth ETF	0.58%

Advisory fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, sub-fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of the fees paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Strategic Services LLC (“Strategic Services”), serves as administrator for the Fund pursuant to a Fund Administration agreement between the Trust and Strategic Services. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as sub-administrator to the Fund pursuant to a Sub-Administration Servicing Agreement between Strategic Services and Fund Services on behalf of the Trust. Strategic Services pays the sub-administration fees pursuant to the terms of the Sub-Administration Servicing Agreement.

Fund Services serves as the transfer agent and fund accountant for the Fund. Pursuant to a Transfer Agent Servicing Agreement and a Fund Accounting Servicing Agreement, each between the Trust and Fund Services, Fund Services provides the Trust with transfer agency and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund services, serves as the Fund’s custodian (the “Custodian”). Fees payable to Fund Services (as transfer agent and fund accountant) and the Custodian under these agreements are paid by the Adviser under the terms of the Advisory Agreement.

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS

February 29, 2024 (Unaudited) (Continued)

Foreside Fund Services, LLC (the “Distributor) serves as the distributor of Creation Units for the Fund. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described under “Organization” above. The Distributor does not maintain a secondary market in Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Prior to December 29, 2023, pursuant to an agreement between the Trust, on behalf of the Fund, and PINE Advisors LLC (“PINE”), employees of PINE serve as Principal Financial Officer, Treasurer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Trust. Effective December 29, 2023, pursuant to an agreement between the Trust, on behalf of the Fund, and QRF Business Solutions (“QRF”), employees of QRF serve as Principal Financial Officer and Treasurer of the Trust and pursuant to a separate agreement between the Trust, on behalf of the Fund, and ETF Services LLC (“Tidal”), employees of Tidal serve as Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

6. Related Parties

At February 29, 2024, certain Officers and a Trustee of the Trust were also officers or employees of Strategic Services.

7. Investment Transactions

For the six months ended February 29, 2024, the cost of purchases and proceeds from sales of investment securities, other than in-kind purchases and sales and short-term investments were as follows:

Fund	Purchases	Sales
Running Oak Efficient Growth ETF	$3,093,688	$2,938,893

For the six months ended February 29, 2024, the cost of in-kind purchases and proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Running Oak Efficient Growth ETF	$77,315,423	$9,895,806

8. Distributions to Shareholders and Other Income Tax Information

The tax character of distributions paid during the six months ended February 29, 2024 were as follows:

	Six Months Ended February 29, 2024
	Ordinary Income	Return of Capital	Total Distributions
Running Oak Efficient Growth ETF	$221,870	$—	$24,363

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS

February 29, 2024 (Unaudited) (Continued)

At August 31, 2023, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis for the Fund were as follows:

Running Oak Efficient Growth ETF
Cost of investments	$48,645,610
Gross unrealized appreciation	$1,662,971
Gross unrealized depreciation	(1,109,111)
Net unrealized appreciation	553,860
Undistributed ordinary income	61,344
Undistributed long-term capital gain	5,980
Other accumulated gain/(loss)	—
Total distributable earnings	$621,184

The differences between book-basis and tax-basis cost of investments are primarily attributable to wash sales. Other accumulated gains/(losses) include unrealized appreciation/(depreciation) on foreign currency transactions.

At August 31, 2023, the effect of permanent book/tax reclassifications resulted in increases/(decreases) to the components of net assets were as follows:

Fund	Distributable Earnings	Paid in Capital
Running Oak Efficient Growth ETF	$159,596	$(159,596)

Reclassifications are primarily due to differing book and tax treatments for in-kind transactions.

At August 31, 2023, for Federal income tax purposes, the Fund had no capital loss carryforwards available to offset future capital gains.

9. Principal Risks

As with any investment, you could lose all or part of your investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. This is not a complete list of risks that may affect the Fund. A more complete description of principal risks for the Fund is included in its Prospectus.

General Risk. An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in the Fund could lose money over short or long periods of time.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Fund Shares, potentially resulting in financial losses to the Fund and its shareholders.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS

February 29, 2024 (Unaudited) (Continued)

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the COVID-19 pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.

Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Mid- and Small-Capitalization Investing Risk. The Fund may invest in the securities of mid- and small-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid- and small-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.

Foreign Investment Risk. Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

o

Currency Risk. Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

o	Depositary Receipts Risk. The Fund may invest in depositary receipts. Investment in depositary receipts may be less liquid than the underlying shares in their primary trading market.

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS

February 29, 2024 (Unaudited) (Continued)

o

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

o

Foreign Securities Risk. The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

o

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

o	Privatization Risk. Several foreign countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When a Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

o

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

o

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

o

Trading. Although Shares are listed for trading on either the Nasdaq Stock Market LLC or the NYSE Arca, Inc. (individually or collectively, the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS

February 29, 2024 (Unaudited) (Continued)

Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

New Adviser Risk. The Adviser has only recently begun serving as an investment adviser to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

Non-Diversification Risk. Although the Fund intend to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Temporary Defensive Positions Risk. If the Fund takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

10. Guarantees and Indemnifications

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

11. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued and determined that there were none.

Running Oak Efficient Growth ETF

Additional Information (Unaudited)

Trustees and Officers

The business and affairs of the Fund is managed under the direction of the Fund’s Board of Trustees. Information pertaining to the trustees and officers of the Trust is set forth below. The address of each Trustee and Officer of the Trust is Secretary c/o Strategic Trust, 7887 East Belleview Avenue, Suite 1100, Denver, Colorado 80111.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee
Interested Trustee
Kevin Kelly(1) Born: 1984	Trustee, Chairman, President, and Principal Executive Officer	Indefinite; Since 2021	Founder and CEO, Benchmark Investments, LLC.	1	None
Independent Trustees
Matthew Patterson Born: 1971	Trustee	Indefinite; Since 2021	Attorney/Managing Directors, Bryant Avenue Ventures LLC (September 2016 - Present); Attorney/Managing Director, LadderRite Portfolios LLC (August 2012 - Present).	1	None
Ethan Powell Born: 1975	Trustee	Indefinite; Since 2021	President and Founder, Impact Shares LLC, a registered investment advisor dedicated to building a platform to create better socially responsible investment solutions (2015 - Present); Trustee, Highland Fund Complex (June 2012 - July 2013 and December 2013 - Present); Chief Product Strategist of Highland.	1	Highland Fund Complex and NexPoint Credit Strategies Fund Complex (collectively, 25 funds); Impact Shares Trust I (consisting of 3 portfolios)

Running Oak Efficient Growth ETF

Additional Information (Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	Since 2023

Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, ACA Global (compliance consultants) and predecessor firms (2020 - 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

Jim Niemie Born: 1981	Treasurer	Since 2023	Managing Partner, QRF Business Solutions (April 2023 to Present); Chief Executive Officer, Roberts & Ryan Investments Inc. (June 2018 to May 2022).
Conrad Sick Born: 1961	Secretary	Since 2021	Principal/Owner, Valeo Companies (January 2000 - Present).
Gerry J. O’Donnell Born: 1970	Assistant Secretary	Since 2023

Capital Market Director, Kelly Intelligence (2022 to Present); Owner and Consultant, GraySabre LLC (2009 to Present); Chief Executive Officer and Chief Operating Officer, Roberts & Ryan Investment Inc. (2016 to 2021).

(1)	Kevin Kelly is an “interested person” of the Fund because of his affiliation with an Adviser of Funds within the Trust.

The Statement of Additional Information includes additional information about the Fund’s trustees and officers and is available without charge, upon request by calling 1-800-658-1070, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.runningoaketfs.com/fund.

Running Oak Efficient Growth ETF

Additional Information (Unaudited) (Continued)

Disclosure of Portfolio Holdings

Strategic Trust files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. Part F of Form N-PORT is available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.runningoaketfs.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-800-658-1070, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.runningoaketfs.com/fund.

The Fund’s proxy voting records is required to be filed with the SEC on Form N-PX for its most recent 12-month period ending June 30.

Strategic Trust

Privacy Policy (Unaudited)

NOTICE OF PRIVACY POLICY AND PRACTICES
FACTS	WHAT DOES THE STRATEGIC TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Name, Address, Social Security number

● Proprietary information regarding your beneficiaries

● Information regarding your earned wages and other sources of income

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Strategic Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates to support everyday business functions - information about your transactions supported by law	No	We don’t share
For our affiliates’ everyday business purposes - Information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call us at: 917.363.8224

Strategic Trust

PRIVACY POLICY (Unaudited) (Continued)

Who are we
Who is providing this notice?	Strategic Trust
What we do
How does Strategic Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Why does Strategic Trust collect my personal information?

We collect your personal information, for example

● To know investors’ identities and thereby prevent unauthorized access to confidential information;

● Design and improve the products and services we offer to investors;

● Comply with the laws and regulations that govern us.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Strategic Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Strategic Trust does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Strategic Trust does not jointly market.

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Investment Adviser
Running Oak Capital, LLC
4519 West 56th St.
Edina, MN 55424
www.runningoaketfs.com

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
Eversheds Sutherland (US) LLP
700 6th Street NW
Washington, DC 20001

Custodian
U.S. Bank, National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, 3rd Floor
Portland, ME 04101

Fund Administrator
Strategic Services, LLC
7887 East Belleview Ave., Suite 1100
Denver, CO 80111

Fund Sub-Administrator and Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategic Trust

By (Signature and Title)	/s/ Kevin Kelly
Kevin Kelly, President/Principal Executive Officer

Date	5/1/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kevin Kelly
Kevin Kelly, President/Principal Executive Officer

Date	5/1/2024

By (Signature and Title)	/s/ Jim Niemie
Jim Niemie, Treasurer/Principal Financial Officer

Date	4/29/2024

*	Print the name and title of each signing officer under his or her signature.